Background (Details) - USD ($)			12 Months Ended
	Feb. 02, 2021	Sep. 14, 2020	Dec. 31, 2021	Dec. 31, 2020
Background (Details) [Line Items]
Initial public offering unit (in Shares)	4,819,277
Price per share unit (in Shares)	4.15
Description of warrant	Each unit consisted of one common share and one Warrant to purchase one common share (the “Warrants”).
Gross proceeds	$ 17,000,000
Exercise price per share (in Dollars per share)	$ 4.15
Additional purchase share (in Shares)	722,891
Additional warrants share (in Shares)	722,891
Warrant offering per share (in Dollars per share)	$ 0.01
Warrant purchase common share (in Shares)	722,891
Accumulated deficit			$ 41,700,000
Operating loss			11,900,000
Cash and cash equivalents			5,431,202	$ 93,711
Oerations			18,500,000
Potential funding			$ 3,900,000
Stock split description		On September 14, 2020, the Company filed an amendment to its Articles of Incorporation and effected a 5,000-for-1 stock split of its issued and outstanding common shares, whereby 1,392 outstanding common shares with a par value of CHF 100.00 per share were exchanged for 6,960,000 common shares with a par value of CHF 0.02 per share.
Background [Member]
Background (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 4.15